Note 4 - Federal Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 4 - Federal Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax liabilities and assets as of December 31 are as follows:

	2014	2013
Deferred tax liabilities:
Policy acquisition costs	$2,954,747	$3,452,732
Net unrealized gain on available-for-sale securities	9,140,543	5,108,319
Due premiums	1,068,415	1,145,646
Other	861,193	889,576
Total deferred tax liabilities	14,024,898	10,596,273

Deferred tax assets:
Benefit reserves	3,229,901	3,540,549
Other policyholder funds	376,530	474,581
AMT credit carryforwards	511,673	501,101
Accrued pension liability	1,748,090	981,867
Other	373,254	493,284
Total deferred tax assets	6,239,448	5,991,382
Net deferred tax liabilities	$7,785,450	$4,604,891

The Company periodically reviews its gross deferred tax assets for recoverability. At December 31, 2014 and 2013, the Company is able to demonstrate that the benefit of its gross deferred tax assets is fully recoverable.

The reconciliation of income tax attributable to operations computed at the federal statutory tax rate to income tax expense is as follows:

	2014	2013

Statutory federal income tax rate	34.0%	34.0%
Small life insurance company deduction	(2.5)	(18.0)
Dividends-received deduction	(1.4)	(1.2)
Defined contribution plan dividend	(1.3)	(1.4)
Nondeductible COLI expense	(7.2)	(4.9)
Nontaxable COLI life insurance proceeds	(2.8)	-
Nondeductible travel & meals expense	1.3	0.8
True-up of provision to actual	4.4	1.7
Other	0.8	4.6

Effective income tax rate	25.3%	15.6%

We file U.S. federal income tax returns and income tax returns in various state jurisdictions. Our 2011 through 2014 U.S. federal tax years remain subject to income tax examination by tax authorities. We have no known uncertain tax benefits within our provision for income taxes. In addition, we do not believe the Company will be subject to any penalties or interest relative to any open tax years and, therefore, have not accrued any such amounts. However, should such a circumstance arise, it is our policy to classify any interest and penalties (if applicable) as income tax expense in the consolidated financial statements.